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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22067

Nicholas–Applegate Global Equity & Convertible Income Fund
	(Registrant Name)

1345 Avenue of the Americas New York, New York		10105
(Address of Principal Executive Offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
	(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:          212-739-3371

Date of Fiscal Year End:         August 31, 2009

Date of Reporting Period:       May 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2009 (unaudited)

Shares		Value
COMMON STOCK—76.9%
	Australia—2.4%
	Airlines—0.3%
152,554	Qantas Airways Ltd.	$235,930

	Biotechnology—0.4%
17,462	CSL Ltd. (b)	412,080

	Commercial Banks—0.6%
19,579	Commonwealth Bank of Australia	552,149

	Construction & Engineering—0.3%
14,173	Leighton Holdings Ltd.	262,425

	Diversified Financial Services—0.2%
139,994	Challenger Financial Services Group Ltd.	228,921

	Metals & Mining—0.6%
13,924	BHP Billiton Ltd.	391,040
58,602	OneSteel Ltd.	128,605
		519,645
	Austria—0.1%
	Building Products—0.0%
3,027	Wienerberger AG (a)	43,007

	Metals & Mining—0.1%
2,316	Voestalpine AG	67,327

	Belgium—0.2%
	Chemicals—0.2%
5,374	Tessenderlo Chemie NV	182,961

	Bermuda—1.4%
	Capital Markets—1.0%
31,248	Lazard Ltd.	883,693

	Electric Utilities—0.2%
59,000	Cheung Kong Infrastructure Holdings Ltd.	219,460

	Marine—0.1%
10,500	Orient Overseas International Ltd.	46,107

	Specialty Retail—0.1%
19,500	Esprit Holdings Ltd.	124,491

	Canada—0.8%
	Communication Equipment—0.8%
9,100	Research in Motion Ltd. (a)	715,624

	Cayman Islands—0.4%
	Electronic Equipment, Instruments—0.1%
30,500	Kingboard Chemical Holdings Ltd.	79,664

	Insurance—0.2%
19,230	XL Capital Ltd. - Cl. A	194,608

	Paper & Forest Products—0.0%
28,000	Lee & Man Paper Manufacturing Ltd.	30,488

	Semiconductors & Semiconductors Equipment—0.1%
16,500	ASM Pacific Technology Ltd.	97,135

	Denmark—0.1%
	Construction & Engineering—0.1%
2,000	FLSmidth & Co. AS (a)	74,418

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2009 (unaudited)

Shares		Value
	Finland—0.3%
	Communications Equipment—0.1%
7,353	Nokia Oyj	$112,983

	Food & Staples Retailing—0.2%
4,984	Kesko Oyj	144,386

	France—3.2%
	Airlines—0.1%
4,355	Air France-KLM	69,865

	Automobiles—0.4%
9,874	Peugeot S.A. (a)	301,250
1,838	Renault S.A. (a)	71,392
		372,642
	Commercial Banks—0.6%
4,922	BNP Paribas	341,505
12,598	Credit Agricole S.A.	186,325
		527,830
	Diversified Telecommunications—1.2%
47,233	France Telecom S.A. (b)	1,153,264

	Electrical Equipment—0.3%
4,912	Alstom S.A.	313,819

	Household Durables—0.1%
2,043	SEB S.A.	81,923

	Oil, Gas & Consumable Fuels—0.5%
8,490	Total S.A.	490,405

	Germany—2.3%
	Airlines—0.3%
23,665	Deutsche Lufthansa AG	328,073

	Automobiles—0.9%
17,212	Daimler AG (b)	633,875
3,950	Porsche Automobile Holding SE	241,496
		875,371
	Chemicals—0.6%
7,688	K+S AG	576,796

	Industrial Conglomerates—0.2%
2,992	Siemens AG	218,971

	Metals & Mining—0.2%
1,548	Salzgitter AG	145,960

	Multi Utilities—0.1%
568	RWE AG	47,350

	Greece—0.1%
	Commercial Banks—0.1%
4,039	National Bank of Greece S.A. (a)	110,514

	Hong Kong—1.5%
	Airlines—0.3%
197,000	Cathay Pacific Airways Ltd.	277,014

	Diversified Financial Services—0.1%
8,000	Hong Kong Exchanges & Clearing Ltd.	125,314

	Independent Power Producers—0.1%
38,000	China Resources Power Holdings Co., Ltd.	81,873

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2009 (unaudited)

Shares		Value
	Real Estate Management & Development—1.0%
41,000	Hang Lung Group Ltd.	$187,101
118,000	New World Development Ltd.	224,007
56,000	Swire Pacific Ltd.	561,698
		972,806
	Ireland—0.1%
	Banks—0.0%
20,740	Anglo Irish Bank Corp. PLC (f)	294

	Insurance—0.1%
9,738	Irish Life & Permanent PLC	46,701

	Italy—0.9%
	Aerospace & Defense—0.1%
4,513	Finmeccanica SpA	63,920

	Electric Utilities—0.3%
54,358	Enel SpA	324,132

	Household Durables—0.1%
14,735	Indesit Co. SpA (a)	99,302

	Oil, Gas & Consumable Fuels—0.4%
13,395	ENI SpA	325,409

	Japan—5.7%
	Auto Components—0.1%
5,800	Tokai Rika Co., Ltd.	86,971

	Commercial Banks—0.4%
169,000	Hokuhoku Financial Group, Inc.	357,520

	Computers & Peripherals—0.0%
13,000	Toshiba Corp.	48,731

	Consumer Finance—0.2%
490	ORIX Corp.	30,964
13,600	Promise Co., Ltd.	181,415
		212,379

	Diversified Telecommunication—0.1%
2,100	Nippon Telegraph & Telephone Corp.	87,239

	Electronic Equipment, Instruments—0.4%
3,500	FUJIFILM Holdings Corp.	101,052
5,500	Mitsumi Electric Co., Ltd.	106,195
23,000	Nippon Chemi-Con Corp.	68,889
14,000	Star Micronics Co., Ltd.	131,296
		407,432
	Health Care Equipment & Supplies—0.1%
7,000	Olympus Corp.	137,764

	Household Durables—0.4%
13,300	Sony Corp.	347,631

	Leisure Equipment & Products—0.5%
5,000	Nikon Corp.	75,213
7,900	Sankyo Co., Ltd.	418,897
		494,110
	Machinery—0.2%
5,000	Glory Ltd.	98,855
4,700	Shima Seiki Manufacturing Ltd.	120,473
		219,328
	Marine—0.7%
71,000	Mitsui OSK Lines Ltd.	505,208
32,000	Nippon Yusen KK	153,481
		658,689

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2009 (unaudited)

Shares		Value
	Metals & Mining—0.4%
4,300	JFE Holdings, Inc.	$143,942
43,000	Nippon Steel Corp.	164,979
25,000	Sumitomo Metal Industries Ltd.	67,669
		376,590
	Pharmaceuticals—0.2%
6,000	Chugai Pharmaceutical Co., Ltd.	109,452
3,300	Daiichi Sankyo Co., Ltd.	62,028
		171,480
	Real Estate Management & Development—0.1%
2,000	Daito Trust Construction Co., Ltd.	90,599

	Road & Rail—0.1%
1,700	East Japan Railway Co.	101,312

	Software—0.0%
300	Nintendo Co., Ltd.	80,810

	Specialty Retail—0.0%
3,000	Aoyama Trading Co., Ltd.	50,913

	Tobacco—0.0%
16	Japan Tobacco, Inc.	46,041

	Trading Companies & Distribution—1.5%
54,000	ITOCHU Corp.	392,602
70,000	Marubeni Corp.	317,373
26,000	Mitsui & Co., Ltd.	332,766
36,900	Sumitomo Corp.	369,764
		1,412,505
	Wireless Telecommunication Services—0.3%
50	KDDI Corp.	261,876

	Luxembourg—0.1%
	Metals & Mining—0.1%
3,088	ArcelorMittal	103,017

	Netherlands—0.2%
	Diversified Financial Services—0.2%
14,541	ING Groep NV	154,576

	New Zealand—0.1%
	Construction Materials—0.1%
27,259	Fletcher Building Ltd.	114,425

	Norway—0.5%
	Chemicals—0.4%
10,500	Yara International ASA	349,143

	Energy Equipment & Services—0.1%
8,000	Seadrill Ltd.	118,198
3,400	TGS Nopec Geophysical Co. ASA (a)	34,026
		152,224
	Singapore—1.0%
	Airlines—0.4%
40,000	Singapore Airlines Ltd.	346,789

	Commercial Banks—0.2%
36,000	Oversea-Chinese Banking Corp.	181,693

	Distributors—0.2%
17,000	Jardine Cycle & Carriage Ltd.	194,269

	Electronic Equipment, Instruments—0.1%
26,000	Venture Corp., Ltd.	128,623

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2009 (unaudited)

Shares		Value
	Real Estate Management & Development—0.1%
71,000	Wing Tai Holdings Ltd.	$73,769

	Spain—1.6%
	Construction & Engineering—0.6%
9,221	ACS Actividades de Construccion y Servicios S.A.	482,531
2,822	Sacyr Vallehermoso S.A.	46,303
		528,834
	Diversified Telecommunication—1.0%
45,274	Telefonica S.A.	981,957

	Sweden—1.4%
	Commercial Banks—0.2%
19,000	Nordea Bank AB	152,442
4,200	Swedbank AB (a)	25,132
		177,574
	Communication Equipment—0.1%
15,995	LM Ericson - Cl. B	147,942

	Household Durables—0.1%
5,400	Electrolux AB (a)	68,512

	Machinery—0.3%	166,155
20,200	Sandvik AB	54,970
16,000	Trelleborg AB (a)	91,696
14,200	Volvo AB	312,821

	Specialty Retail—0.7%
13,200	Hennes & Mauritz AB	631,096

	Switzerland—1.3%
	Biotechnology—0.3%
5,878	Actelion Ltd. (a)	305,049

	Capital Markets—0.2%
2,773	Credit Suisse Group AG	124,614

	Insurance—0.7%
3,450	Zurich Financial Services AG (b)	646,494

	Textiles, Apparel & Luxury Goods—0.1%
656	Swatch Group AG	109,643

	United Kingdom—7.0%
	Aerospace & Defense—0.1%
11,929	BAE Systems PLC	66,244

	Capital Markets—0.1%
17,856	3i Group PLC	70,429

	Commercial Banks—0.3%
19,664	Barclays PLC	95,325
18,343	Lloyds TSB Group PLC	20,154
51,937	Royal Bank of Scotland Group PLC (a)	32,209
9,470	Standard Chartered PLC	193,259
		340,947
	Commercial Services & Supplies—0.1%
13,579	Aggreko PLC	129,069

	Food & Staples Retailing—0.4%
92,742	WM Morrison Supermarkets PLC (b)	364,779

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2009 (unaudited)

Shares		Value
	Industrial Conglomerates—0.1%
4,961	Cookson Group PLC	$21,761
4,730	Smiths Group PLC	55,523
		77,284

	Insurance—0.5%
253,484	Old Mutual PLC	303,665
45,432	Standard Life PLC	146,038
		449,703
	Machinery—0.2%
17,900	Charter PLC	153,170

	Media—0.1%
12,965	WPP PLC	96,668

	Metals & Mining—1.4%
6,416	Anglo American PLC	185,077
36,554	BHP Billiton PLC (b)	874,094
5,372	Rio Tinto PLC	244,181
4,527	Xstrata PLC	50,664
		1,354,016

	Multiline Retail—0.7%
26,858	Marks & Spencer Group PLC	123,818
21,928	Next PLC	519,069
		642,887
	Oil, Gas & Consumable Fuels—2.1%
16,993	BG Group PLC	311,513
	Royal Dutch Shell PLC,
16,201	Class A	437,317
45,399	Class B (b)	1,235,697
		1,984,527
	Professional Services—0.1%
14,108	Michael Page International PLC	58,793

	Specialty Retail—0.1%
72,326	GALIFORM PLC (a)	43,826
16,621	Game Group PLC	45,776
		89,602
	Tobacco—0.4%
14,650	British American Tobacco PLC (b)	400,617

	Wireless Telecommunication Services—0.3%
165,068	Vodafone Group PLC	309,815

	United States—44.2%
	Aerospace & Defense—1.7%
10,300	L-3 Communications Holdings, Inc.	757,153
16,850	United Technologies Corp.	886,479
		1,643,632
	Auto Components—0.7%
31,200	Johnson Controls, Inc.	621,816

	Automobiles—0.8%
130,434	Ford Motor Co. (a)	749,995

	Beverages—3.3%
40,985	Coca-Cola Co.	2,014,823
15,600	Molson Coors Brewing Co.—Cl. B	686,244
7,600	PepsiCo., Inc.	395,580
		3,096,647

	Biotechnology—1.0%
22,800	Gilead Sciences, Inc. (a)	982,680

	Communications Equipment—3.4%
44,800	Cisco Systems, Inc. (a)	828,800
5,984	EchoStar Corp. (a)	95,924
21,200	Harris Corp.	658,896
5,266	Harris Stratex Networks, Inc. (a)	25,119
34,200	Juniper Networks, Inc. (a)	845,766
17,000	Qualcomm, Inc.	741,030
		3,195,535

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2009 (unaudited)

Shares		Value
	Computers & Peripherals—1.5%
51,700	EMC Corp. (a)	$607,475
7,500	International Business Machines Corp.	797,100
		1,404,575
	Diversified Financial Services—1.0%
24,837	JP Morgan Chase & Co.	916,486

	Diversified Telecommunications—0.9%
28,200	Verizon Communications, Inc.	825,132

	Electric Utilities—1.1%
13,855	Entergy Corp.	1,033,861

	Electronic Equipment, Instruments—0.5%
14,000	Amphenol Corp.	467,460

	Energy Equipment & Services—2.0%
9,700	Diamond Offshore Drilling, Inc.	817,516
11,600	National Oilwell Varco, Inc. (a)	447,992
11,800	Schlumberger Ltd.	675,314
		1,940,822
	Food Products—0.6%
20,500	Archer-Daniels-Midland Co.	564,160

	Health Care Equipment & Supplies—1.4%
15,600	Baxter International, Inc.	798,564
3,680	Intuitive Surgical, Inc. (a)	550,822
		1,349,386
	Healthcare Providers & Services—2.6%
23,000	Cigna Corp.	509,910
21,900	McKesson Corp.	901,185
23,600	Medco Health Solutions, Inc. (a)	1,083,004
		2,494,099
	Hotels Restuarants & Leisure—0.9%
15,000	McDonald's Corp.	884,850

	Household Products—0.9%
16,500	Proctor & Gamble Co.	857,010

	Independent Power Producers—1.3%
12,500	Constellation Energy Group, Inc.	341,000
38,461	NRG Energy, Inc. (a)	865,373
		1,206,373

	Industrial Conglomerates—1.1%
62,026	General Electric Co.	836,110
20,200	Textron, Inc.	232,300
		1,068,410

	Insurance—2.9%
46,000	Genworth Financial, Inc. - Cl. A	272,320
23,520	MetLife, Inc.	740,879
42,000	Platinum Underwriters Holdings Ltd.	1,210,860
12,700	Prudential Financial, Inc.	506,856
		2,730,915

	Internet & Catalog Retail—1.2%
14,930	Amazon.com, Inc. (a)	1,164,391

	Internet Software & Services—0.9%
2,000	Google, Inc. (a)	834,460

	Machinery—1.5%
18,700	AGCO Corp. (a)	539,682
14,200	Deere & Co.	617,274
6,400	Joy Global, Inc.	220,608
		1,377,564
	Media—0.5%
29,919	DISH Network Corp. (a)	490,672

	Metals & Mining—0.6%
9,750	Freeport-McMoRan Copper & Gold, Inc.	530,693

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2009 (unaudited)

Shares			Value
	Multi Retail—0.8%
19,500	Target Corp.		$766,350

	Oil, Gas & Consumable Fuels—1.0%
5,500	Occidental Petroleum Corp.		369,105
5,900	Peabody Energy Corp.		200,482
18,800	Valero Energy Corp.		420,556
			990,143
	Pharmaceuticals—3.4%
16,000	Abbott Laboratories		720,960
43,300	Bristol-Myers Squibb Co.		862,535
18,224	Johnson & Johnson		1,005,236
21,200	Merck & Co., Inc.		584,696
			3,173,427
	Semiconductors & Semiconductor Equipment—1.5%
48,000	Intel Corp.		754,560
33,900	Texas Instruments, Inc.		657,660
			1,412,220
	Software—3.2%
91,043	Microsoft Corp.		1,901,888
55,200	Oracle Corp.		1,081,368
			2,983,256

	Total Common Stock (cost—$131,404,851)		72,685,604

CONVERTIBLE PREFERRED STOCK—10.4%
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)
	Automobiles—0.2%
$ 60	General Motors Corp., 6.25%, 7/15/33, Ser. C	C/C	159,600

	Capital Markets—0.3%
	Lehman Brothers Holdings, Inc.,
42	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.) (c) (f) (g)	NR/D	135,833
9	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.) (c) (f) (g)	NR/D	126,771
			262,604
	Commercial Services & Supplies—0.4%
29	United Rentals, Inc., 6.50%, 8/1/28	Caa1/B-	415,063

	Diversified Financial Services—2.3%
1	Bank of America Corp., 7.25%, 12/31/49, Ser. L	B3/B	665,000
10	Citigroup, Inc., 6.50%, 12/31/49, Ser. T	Ca/C	397,580
29	Vale Capital Ltd., 5.50%, 6/15/10, Ser. RIO (Companhia Vale do Rio Doce) (c)	NR/NR	1,114,062
			2,176,642
	Electric—1.2%
30	AES Trust III, 6.75%, 10/15/29	B3/B	1,159,499

	Food Products—0.9%
10	Bunge Ltd., 4.875%, 12/31/49	Ba1/BB	832,500

	Household Durables—0.9%
1	Stanley Works, 5.125%, 5/17/12, VRN	A3/BBB+	840,350

	Oil, Gas & Consumable Fuels—0.5%
7	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	472,350

	Pharmaceuticals—1.1%
5	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	1,039,728

	Real Estate (REIT)—0.4%
60	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	Caa3/C	351,000

	Sovereign—1.1%
8	Eksportfinans AS, 10.00%, 6/13/09, Ser. AAPL (Apple, Inc.) (c)	Aa1/NR	1,013,134

	Wireless Telecommunications Services—1.1%
23	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	1,107,243

	Total Convertible Preferred Stock (cost-$19,360,997)		9,829,713

CONVERTIBLE BONDS & NOTES—10.5%
	Commercial Services & Supplies—0.7%
650	Bowne & Co., Inc., 5.00%, 10/1/33	B3/CCC+	626,438

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2009 (unaudited)

Principal
Amount
(000)			Value

	Communications Equipment—0.3%
$810	Nortel Networks Corp., 2.125%, 4/15/14	NR/NR	$236,925

	Computers & Periphals—1.5%
1,400	Maxtor Corp., 6.80%, 4/30/10	Ba3/NR	1,375,500

	Electrical Equipment—0.7%
785	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	524,223
200	EnerSys, 3.375%, 6/1/38	B2/BB	147,000
			671,223
	IT Services—0.5%
650	Alliance Data Systems Corp., 1.75%, 8/1/13 (d) (e)	NR/NR	475,313

	Media—1.1%
475	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	Ba3/B+	420,969
640	Regal Entertainment Group, 6.25%, 3/15/11 (d) (e)	NR/NR	612,800
			1,033,769
	Multi-Utilities—1.1%
425	PG&E Corp., 9.50%, 6/30/10	NR/NR	1,052,938

	Oil, Gas & Consumable Fuels—0.9%
1,010	Transocean, Inc., 1.50%, 12/15/37	Baa2/BBB+	891,325

	Pharmaceuticals—0.4%
400	Mylan, Inc., 1.25%, 3/15/12	NR/B+	353,000

	Real Estate (REIT)—1.8%
500	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BB+	347,500
540	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB	856,800
960	Vornado Realty Trust, 3.625%, 11/15/26	Baa2/BBB-	530,550
			1,734,850
	Telecommunications—0.9%
900	Nextel Communications, Inc., 5.25%, 1/15/10	Ba2/BB	893,250

	Wireless Telecommunication Services—0.6%
800	NII Holdings, Inc., 3.125%, 6/15/12	NR/NR	602,000

	Total Convertible Bonds & Notes (cost-$11,182,811)		9,946,531

CORPORATE BONDS & NOTES—0.5%
	Banks—0.5%
	GMAC LLC,
260	7.50%, 12/31/13 (d) (e)	NR/CCC	217,299
312	8.00%, 12/31/18 (d) (e)	NR/CC	226,536
	Total Corporate Bonds & Notes (cost-$886,562)		443,835

RIGHTS—0.0%
Shares
	Capital Markets—0.0%
23	3i Group PLC, expires 6/15/12		38,870

	Commercial Banks—0.0%
11	Lloyds Banking Group PLC, expires 12/31/49		5,434

	Total Rights (Cost-186,562)		44,304

SHORT-TERM INVESTMENT—1.3%
Principal
Amount
(000)
	Time Deposit—1.3%
$1,191	Citibank—Nassau, 0.06%, 6/1/09 (cost-$1,190,542)		1,190,542

	Total Investments, before call options written (cost—$164,212,325)—99.6%		94,140,529

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2009 (unaudited)

Contracts		Value
CALL OPTIONS WRITTEN (a)—(0.4)%
234	DAX Index, OTC, strike price €5,264, expires 6/19/09	$(9,816)
1,893	Dow Jones € Stoxx 50 Price Index, OTC, strike price €2,596.67, expires 6/19/09	(47,785)
724	FTSE 100 Index, OTC, strike price GBP 4,679, expires 6/19/09	(16,930)
42,778	NIKKEI 225 Index, OTC, strike price ¥ 10,010, expires 6/12/09	(20,930)
14,245	OMX Stockholm 30 Index, OTC, strike price SEK 839.74, expires 6/18/09	(5,636)
587	S&P 200 Index, OTC, strike price AUD 4,025, expires 6/18/09	(4,672)
30,702	S&P 500 Index, OTC, strike price $945, expires 6/19/09	(245,493)
177	Swiss Market Index, OTC, strike price CHF 5,709.08, expires 6/19/09	(2,135)

	Total Call Options Written (premiums received—$467,564)	(353,397)

	Total Investments, net of call options written (cost—$163,744,761)(h)—99.2%	93,787,132

	Other assets less other liabilities—0.8%	750,999

	Net Assets—100.0%	$94,538,131

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines approved by the Board of Trustees. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security, and the volatility observed in the market on such common stocks. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s net asset value is calculated. With respect to certain foreign securities, the Fund may fair-value securities using modeling tools provided by a third-party vendor. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

(a)	Non-income producing.
(b)	All or partial amount segregated as collateral for call options written.
(c)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.
(d)	144A Security-Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $1,531,948, representing 1.6% of net assets.
(f)	Fair-valued - Securities with an aggregate value of $262,898, representing 0.3% of net assets.
(g)	Issuer in default.
(h)

Securities with an aggregate value of $27,986,536, representing 29.6% of net assets, have been valued utilizing methods modeling tools provided by a third party vendor, as described in the footnote above.

Glossary:
€ – Euros
¥ – Japanese Yen
AUD – Australian Dollar
CHF – Swiss Franc
GBP – Great British Pound
NR – Not Rated
OTC – Over the Counter
REIT – Real Estate Investment Trust
SEK – Swedish Krona

VRN – Variable Rate Note. Instruments whose interest rate change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on May 31, 2009.

Other Investments:
(1)	Transactions in call options written for the nine months ended May 31, 2009 were:
		Contracts	Premiums
	Options outstanding, August 31, 2008	89,753	$786,666
	Options written	671,693	4,209,210
	Options terminated in closing purchase transactions	(172,446)	(1,379,321)
	Options expired	(497,660)	(3,148,991)
	Options outstanding, May 31, 2009	91,340	$467,564

Fair Value Measurement—The Fund has adopted Financial Accounting Standard Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under SFAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the "exit price") in an orderly transaction between market participants. The thre levels of the fair value hierachy under SFAS 157 are described below:

  Level 1— quoted prices in active markets for identical investments that the portfolio has the ability to access.
  Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. ) or qoutes from inactive exchanges.
  Level 3 — valuations based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

An investment asset or liability's level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the period ended May 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's investments and other financial instruments carried at value:

	Investments in Securities
Valuation Inputs	Assets	Liabilities
Level 1 — Quoted Prices	$53,297,053	$-
Level 2 — Other Significant Observable Inputs	40,580,578	(353,397)
Level 3 — Significant Unobservable Inputs	262,898	-
Total	$94,140,529	$(353,397)

A roll forward of fair value measurement using significant unobservable inputs (Level 3) for the nine months ended May 31, 2009, were as follows:
	Investments in Securities
	Assets	Liabilities
Beginning balance, August 31, 2008	$-	$-
Net purchases (sales) and settlements	-	-
Accrued discounts (premiums)	-	-
Total realized gain (loss)	-	-
Total change in unrealized gain (loss)	-	-
Transfers in and/or out of Level 3	262,898	-
Ending balance, May 31, 2009	$262,898	$-

Disclosures about Derivative Instruments and Hedging Activities—The Fund has adopted FASB Statement of Financial Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). This standard is an amendment to FASB Statement No. 133 (“FASB 133”), which expands the disclosure requirements of FAS 133 regarding an entity’s derivative instruments and hedging activities.

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure as of May 31, 2009:

Derivatives Fair Value
Interest rate contracts	$-
Foreign exchange contracts	-
Credit contracts	-
Equity contracts	(353,397)
Other contracts	-
Total	$(353,397)

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

     (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas–Applegate Global Equity & Convertible Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 24, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 24, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 24, 2009